TANGIBLE ASSETS	12 Months Ended
Dec. 31, 2023
Property, plant and equipment [abstract]
TANGIBLE ASSETS	TANGIBLE ASSETS

Figures in millions	Mine development costs	Mine infrastructure	Mineral rights and dumps	Exploration and evaluation assets	Assets under construction	Land and buildings (2)	Total
US Dollars

Cost
Balance at 1 January 2021	4,325	3,953	188	9	566	112	9,153
Additions (5)	342	17	—	5	644	19	1,027
Finance costs capitalised (3)	—	—	—	—	14	—	14
Disposals	(2)	(23)	—	—	—	(5)	(30)
Derecognition of assets (6)	(74)	(310)	—	—	—	—	(384)
Transfers and other movements (1) (6)	232	103	—	(2)	(320)	—	13
Translation	(107)	(6)	(3)	—	(5)	—	(121)
Balance at 31 December 2021 Restated (4)	4,716	3,734	185	12	899	126	9,672

Accumulated amortisation and impairments
Balance at 1 January 2021	3,119	2,930	156	5	26	—	6,236
Amortisation for the year	246	166	6	2	—	—	420
Impairment of assets	—	2	—	—	—	—	2
Disposals	(1)	(22)	—	—	—	—	(23)
Derecognition of assets (6)	(74)	(306)	—	—	—	—	(380)
Transfers and other movements (1) (6)	(4)	(1)	—	—	—	—	(5)
Translation	(78)	(4)	(3)	—	—	—	(85)
Balance at 31 December 2021 Restated (4)	3,208	2,765	159	7	26	—	6,165
Net book value at 31 December 2021 Restated (4)	1,508	969	26	5	873	126	3,507

Cost
Balance at 1 January 2022 Restated (4)	4,716	3,734	185	12	899	126	9,672
Additions (5)	407	8	—	1	610	2	1,028
Acquisition of assets	—	—	614	—	—	—	614
Finance costs capitalised (3)	—	—	—	—	2	—	2
Disposals	(2)	(14)	—	—	—	—	(16)
Derecognition of assets (6)	(12)	(22)	—	—	(1)	—	(35)
Transfers and other movements (1) (6)	302	401	—	(1)	(752)	1	(49)
Translation	(120)	(8)	(4)	—	(1)	—	(133)
Balance at 31 December 2022 Restated (4)	5,291	4,099	795	12	757	129	11,083

Accumulated amortisation and impairments
Balance at 1 January 2022 Restated (4)	3,208	2,765	159	7	26	—	6,165
Amortisation for the year	378	174	8	1	—	—	561
Impairment of assets	114	152	16	—	—	8	290
Disposals	(1)	(14)	—	—	—	—	(15)
Derecognition of assets (6)	(11)	(20)	—	—	(1)	—	(32)
Transfers and other movements (1) (6)	—	—	—	—	1	—	1
Translation	(86)	(5)	(3)	(1)	—	—	(95)
Balance at 31 December 2022 Restated (4)	3,602	3,052	180	7	26	8	6,875
Net book value at 31 December 2022 Restated	1,689	1,047	615	5	731	121	4,208

Figures in millions	Mine development costs	Mine infrastructure	Mineral rights and dumps	Exploration and evaluation assets		Assets under construction	Land and buildings (2)	Total
US Dollars

Cost
Balance at 1 January 2023	5,291	4,099	795	12		757	129	11,083
Additions (5)	423	10	—	—	0	607	2	1,042
Disposals	(2)	(43)	—	(4)		(23)	(22)	(94)
Derecognition of assets	(5)	(183)	—	—		—	—	(188)
Transfers and other movements (1)	415	456	—	—		(873)	7	5
Translation	1	(1)	—	—		(1)	—	(1)
Balance at 31 December 2023	6,123	4,338	795	8		467	116	11,847

Accumulated amortisation and impairments
Balance at 1 January 2023	3,602	3,052	180	7		26	8	6,875
Amortisation for the year	410	171	—	1		—	—	582
Impairment of assets	77	72	—	1		56	14	220
Impairment reversals of assets	(27)	(7)	—	—		—	(1)	(35)
Disposals	(2)	(43)	—	(3)		—	(9)	(57)
Derecognition of assets	(3)	(149)	—	—		—	—	(152)
Transfers and other movements (1)	2	(11)	—	—		—	—	(9)
Translation	4	—	—	—		—	—	4
Balance at 31 December 2023	4,063	3,085	180	6		82	12	7,428
Net book value at 31 December 2023	2,060	1,253	615	2		385	104	4,419
(1)Transfers and other movements include amounts from deferred stripping, changes in estimates of decommissioning assets and asset reclassifications.
(2)Assets of $7m (2022: $7m; 2021: $6m) have been pledged as security.
(3)The weighted average capitalisation rate used to determine the amount of borrowing costs eligible for capitalisation was nil (2022: 4.96%; 2021: 4.52%).
(4)Comparative periods have been retrospectively restated. Refer to note 1.3.
(5)Additions which previously included disclosure for sustaining and non-sustaining capital expenditure, are now reflected as total additions.
(6)Derecognition of assets was previously included in the Transfers and other movements line.
Net impairment, derecognition of assets and profit (loss) on disposal:

Figures in millions	Tangible Assets	Right of Use Assets	Goodwill	Total
US Dollars	2023

Group income statement
Impairment of assets	(220)	(10)	—	(230)
Reversal of impairment of assets	35	3	—	38
Derecognition of assets	(36)	1	—	(35)
Net profit (loss) on disposal of assets	6	—	—	6
Net impairment, derecognition of assets and profit (loss) on disposal	(215)	(6)	—	(221)

	2022
Group income statement
Impairment of assets (Restated (1))	(290)	(17)	(8)	(315)
Derecognition of assets	(3)	(1)	—	(4)
Net profit (loss) on disposal of assets	4	—	—	4
Net impairment, derecognition of assets and profit (loss) on disposal	(289)	(18)	(8)	(315)

	2021
Group income statement
Impairment of assets	(2)	—	—	(2)
Derecognition of assets	(4)	—	—	(4)
Net profit (loss) on disposal of assets	17	—	—	17
Net impairment, derecognition of assets and profit (loss) on disposal	11	—	—	11

(1)Comparative periods have been retrospectively restated. Refer to note 1.3.
Impairment calculation assumptions – goodwill, tangible, right of use and intangible assets
The Group’s non-financial assets, other than inventories and deferred tax assets, are assessed for impairment or reversal of impairment indicators at each reporting date or whenever events or changes in circumstances indicate that the carrying value may not be recoverable.
Assumptions used for the impairment calculations:
•The gold price assumption used in the impairment calculations represents management’s best estimate of the expected real short-term and long-term future price of gold based on consensus outlooks.
•The exchange rate assumption used in the impairment calculation of Sunrise Dam (refer to note 14) represents management’s best estimate of the expected short-term and long-term exchange rates based on consensus outlooks.

Assumptions	Real gold price per oz		Exchange rate (A$/US$)
	2023	2022	2023	2022
Year 1	1,995	1,785	0.68	0.70
Year 2	1,998	1,777	0.71	0.70
Year 3	1,785	1,763	0.72	0.71
Year 4	1,694	1,729	0.70	0.71
Year 5	1,666	1,710	0.70	0.71
Long-term	1,666	1,731	0.70	0.71

Annual life-of-mine plans take into account the following:
•Proven and Probable Mineral Reserve;
•Value beyond Proven and Probable Mineral Reserve (including exploration potential) determined using the gold price assumption referred to above; and applying an appropriate conversion factor to such values, where applicable;
•Foreign currency cash flows translated at estimated exchange rates, based on consensus outlooks, and then discounted using appropriate discount rates for that currency;
•Cash flows used in impairment calculations are based on life-of-mine plans which range from four years to 26 years; and
•Variable operating cash flows are increased at local Consumer Price Index rates.
Córrego do Sítio (CdS)
CdS is owned and operated by AngloGold Ashanti Mineração (“AGA Mineração”) in Brazil. The CdS mine has been in operation since 1989 and consists of open pit and underground mines.  Due to the challenging operating results, management assessed various options related to the CdS mine cash generating unit (CGU), and finally took the decision to place CdS on care and maintenance in August 2023. In 2022, an impairment loss of $151m ($189m gross of taxes) was recognised in respect of the
CdS mine CGU. During 2023, further impairment losses of $32m ($47m gross of taxes) was recognised on the remaining asset balances. The impairment losses in 2022 and 2023 were recognised and included in the Americas segment.
Cuiabá
Cuiabá is owned and operated by AGA Mineração in Brazil. It has been in operation since 1834 and is an underground mine.
The property is currently in the production stage. In 2022, an impairment loss of $57m ($70m gross of taxes) was recognised in respect of the Cuiabá mine CGU due to the temporary suspension of filtered tailings deposition on the Calcinados TSF and processing of gold concentrate at the Queiroz metallurgical plant. During 2023, Cuiabá recognised further impairment losses of
$45m ($53m gross of taxes) largely due to the ongoing suspension of operating activities at the Queiroz metallurgical plant while additional engineering and geotechnical work at the related Calcinados TSF was completed, and a decision not to restart operations during the dry season (contrary to what was originally planned).
At 31 December 2023, the Cuiabá mine CGU recognised an impairment reversal of $28m ($38m gross of taxes) related to the prior year impairment. The current year impairment on the Queiroz metallurgical plant was not considered for reversal. The impairment reversal was largely due to certainty in the processing of gold concentrate and improved operating results at the
Cuiabá mine. The recoverable amount of $438m was determined with reference to the CGU’s fair value less costs to dispose derived from a discounted cash flow model, using a discount rate of 8.2% (Dec 2022: 8.5%), compared to the CGU’s carrying amount of $184m. This is a level 3 fair value measurement. The impairment loss in 2022 and the net impairment reversal in 2023 were recognised and included in the Americas segment.
Serra Grande
Mineração Serra Grande (“Serra Grande”) is wholly-owned by AngloGold Ashanti and is located in the northwest of Goiás State, central Brazil. It has been in operation since 1986 and consists of three underground and two open pit mines. The property is currently in the production stage. In 2022, an impairment loss of $48m ($56m gross of taxes) was recognised in respect of the
Serra Grande CGU largely due to a projection of lower grades and ounces and an increase in the interest rates which resulted in an increased discount rate. The Serra Grande CGU recognised further impairment losses of $90m ($105m gross of taxes) during
December 2023 largely due to continued projections of lower grades and ounces. The recoverable amount of $39m was determined with reference to the CGU’s fair value less costs to dispose derived from a discounted cash flow model, using a discount rate of 7% (Dec 2022: 8.5%), compared to the CGU’s carrying amount of $129m. This is a level 3 fair value measurement. The impairment losses in 2022 and 2023 were recognised and included in the Americas segment.
Gramalote
In September 2023, AngloGold Ashanti completed the sale of its entire 50% indirect interest in the Gramalote project to B2Gold
Corporation effective 5 October 2023. During 2023, Gramalote recognised an impairment loss of $25m ($25m gross of taxes) as the recoverable amount of Gramalote, based on its fair value less costs to dispose, was lower than its carrying value. The recoverable amount of $42m was determined with reference to the cash payments in the sale transaction, derived from a discounted cash flow model, using a discount rate of 9.3%, compared to the carrying amount of $67m. This is a level 3 fair value measurement. The impairment loss was recognised and included in the Projects segment.
Impairment allocation

Cash Generating Unit	Mine Development Cost	Mine Infrastructure	Exploration and evaluation costs	Mineral Rights and Dumps	Assets under construction	Land and buildings	Total Tangible Asset Impairment	Goodwill	Right of use assets	Total Impairment
Figures in millions	2023
US Dollars

Americas segment
CdS	30	9	—	—	5	1	45	—	2	47
Cuiabá	(27)	17	—	—	29	(1)	18	—	(3)	15
Serra Grande	47	39	—	—	7	4	97	—	8	105

Projects
Gramalote	—	—	1	—	15	9	25	—	—	25
	50	65	1	—	56	13	185	—	7	192

	2022
Americas segment
CdS	58	98	—	16	—	6	178	—	11	189
Cuiabá	34	30	—	—	—	1	65	—	5	70
Serra Grande	22	24	—	—	—	1	47	8	1	56
	114	152	—	16	—	8	290	8	17	315
Sensitivity analysis - impairment of assets
The assumptions that have the most influence on the impairment assessments and the life-of-mine plans which form the basis of the assessment is the expected gold commodity price and discount rate.
Management determined a reasonably possible change of 6.9% in the gold price assumptions based on the standard deviation of both AngloGold Ashanti's gold price assumption over the past five years and market analysts' forecasted long-term assumptions. A 6.9% movement in the gold price (with all other variables held constant) would have resulted in the following increase (decrease) in recoverable amount of the CGU as at 31 December 2023:

Figures in millions - US Dollars	2023
6.9% increase
Serra Grande	39
Cuiabá	158

6.9% decrease
Serra Grande (decrease limited to carrying value)	(39)
Cuiabá	(189)
Management determined a reasonable possible change of 100 basis points, based on the Group’s weighted average cost of capital rate over the past five financial years. A 100 basis point movement in the discount rate (with all other variables held constant) would have resulted in the following (decrease) increase in recoverable amount of the CGU as at 31 December 2023:

Figures in millions - US Dollars	2023
100 basis point increase
Serra Grande	(1)
Cuiabá	(36)

100 basis point decrease
Serra Grande	1
Cuiabá	41

Significant accounting judgements and estimates
Amortisation
The majority of mining assets are amortised using the units-of-production method (on an ounces basis) where the mine operating plan calls for production from a well-defined Proven and Probable Mineral Reserve.
For other tangible assets, the straight-line method is applied over the estimated useful life of the asset which does not exceed the estimated mine life based on Proven and Probable Mineral Reserve as the useful lives of these assets are considered to be limited to the life of the relevant mine as follows:
•plant and machinery up to life-of-mine;
•equipment and motor vehicles up to five years; and
•computer equipment up to three years.
Assets are amortised to residual values. Residual values and useful lives are reviewed, and adjusted if appropriate, at the beginning of each financial year.
The calculation of the units-of-production rate of amortisation could be impacted to the extent that actual production in the future is different from current forecast production based on Proven and Probable Mineral Reserve. This would generally arise from the following factors:
•changes in Proven and Probable Mineral Reserve;
•the grade of Mineral Reserve may vary significantly from time to time;
•differences between actual commodity prices and commodity price assumptions;
•unforeseen operational issues at mine sites; and
•changes in capital, operating, mining, processing and reclamation costs, discount rates and foreign exchange rates.
Changes in Proven and Probable Mineral Reserve could similarly impact the useful lives of assets amortised on the straight-line method, where those lives are limited to the life of the mine.

Stripping costs
The Group has a number of surface mining operations that are in the production phase for which production stripping costs are incurred. The benefits that accrue to the Group as a result of incurring production stripping costs include (a) ore that can be used to produce inventory and (b)
improved access to a component of the ore body that will be mined in future periods.
Components of the various ore bodies at the operations of the Group are determined based on the geological areas identified for each of the ore bodies and are reflected in the Mineral Reserve reporting of the Group. In determining whether any production stripping costs should be capitalised as a stripping activity asset, the Group uses the average stripping ratio measure as an indicator of the quantum of production stripping costs that should be capitalised. Once determined that any portion of the production stripping costs should be capitalised, the Group determines the amount of the production stripping costs that should be capitalised with reference to the average mine costs per tonne of the component and the actual waste tonnes that should be deferred.
The average mine cost per tonne of the component is calculated as the total expected costs to be incurred to mine the relevant component of the ore body, divided by the number of tonnes expected to be mined from the component. The average mine cost per tonne of the component to which the stripping activity asset relates are recalculated annually in the light of additional knowledge and changes in estimates.

Development expenditure
Development activities commence after project sanctioning by the appropriate level of management. Judgement is applied by management in determining when a project has reached a stage at which economically recoverable reserves exist such that development may be sanctioned.
In exercising this judgement, management is required to make certain estimates and assumptions that may change as new information becomes available. If, after having started the development activity, a judgement is made that a development asset is impaired, the appropriate amount will be written off to the income statement.

Impairment
If there are impairment indicators, estimates are prepared of expected future cash flows for each group of assets. Expected future cash flows used in impairment calculations, which are based on life-of-mine plans, are inherently uncertain and could materially change over time and impact the recoverable amount. Life-of-mine plans range from four years to 26 years. The cash flows are significantly affected by a number of factors including published Mineral Reserve, Mineral Resource, exploration potential and production estimates, together with economic factors such as spot and future metal prices, discount rates, foreign currency exchange rates, estimates of costs to produce Mineral Reserve and future capital expenditure. The discount rate used is the weighted average cost of capital (WACC), which is derived from a pricing model. In determining the WACC for each cash generating unit, sovereign and mining risk factors are considered to determine country specific risks. The estimated future cash flows and discount rates are post-tax.

Production start date
The Group assesses the stage of each mine construction project to determine when a project moves into the production stage. The criteria used to assess the start date are determined by the unique nature of each mine construction project and include factors such as the complexity of a plant and its location. The Group considers various relevant criteria to assess when the construction project is substantially complete and ready for its intended use and moves into the production stage. The criteria used in the assessment would include, but are not limited to the following:
•the level of capital expenditure compared to the construction cost estimates;
•completion of a reasonable period of testing of the constructed asset;
•adequacy of stope face;
•ability to produce metals in saleable form (within specifications); and
•ability to sustain ongoing production of metal.
When a mine construction project moves into the production stage, the capitalisation of certain mine construction costs ceases and costs are either regarded as inventory or expensed, except for capitalisable costs related to mining asset additions or improvements, underground mine development, deferred stripping activities, or ore reserve development.

Mineral Reserve estimates
The Group reports its Mineral Resource and Mineral Reserve in accordance with Subpart 1300 of Regulation S-K (17 CFR § 229.1300)
(“Regulation S-K 1300”). A Mineral Reserve estimate is an estimate of tonnage and grade or quality of Indicated and Measured Mineral
Resource that can be the basis of an economically viable project. More specifically, it is the economically mineable part of a Measured or
Indicated Mineral Resource, which includes diluting materials and allowances for losses that may occur when the material is mined or extracted. In order to estimate the Mineral Reserve, estimates and assumptions are required about a range of geological, technical and economic factors, including quantities, grades, production techniques, recovery rates, production costs, transport costs, commodity demand, commodity prices and exchange rates.
Estimating the quantity and/or grade of the Mineral Reserve requires the size, shape and depth of ore bodies to be determined by analysing geological data such as the logging and assaying of drill samples. This process may require complex and difficult geological judgements and calculations to interpret the data.
With the change in the economic assumptions used to estimate the Mineral Reserve from period to period, and because additional geological data is generated during the course of operations, estimates of the Mineral Reserve may change from period to period. Changes in the reported
Mineral Reserve may affect the Group’s financial results and financial position in a number of ways, including the following:
•asset carrying values may be affected due to changes in estimated future cash flows;
•depreciation, depletion and amortisation charged in the income statement may change where such charges are determined by the units-of-production method, or where the useful economic lives of assets change;
•overburden removal costs, including production stripping activities, recorded on the statement of financial position or charged in the income statement may change due to changes in stripping ratios or the units-of-production method of depreciation;
•decommissioning site restoration and environmental provisions may change where changes in the estimated Mineral Reserve affect expectations about the timing or cost of these activities; and
•the carrying value of deferred tax assets may change due to changes in estimates of the likely recovery of the tax benefits.

Accounting policies
Tangible assets are recorded at cost less accumulated amortisation, accumulated impairments and reversal of impairments. Cost includes the present value of related future decommissioning costs.
Interest on borrowings relating to the financing of major capital projects under construction is capitalised during the construction phase as part of the cost of the project. Such borrowing costs are capitalised over the period during which the asset is being acquired or constructed and borrowings have been incurred. Capitalisation ceases when construction is interrupted for an extended period or when the asset is substantially complete. Other borrowing costs are expensed as incurred.
For assets amortised on the units-of-production method, amortisation is calculated to allocate the cost of each asset to its residual value over its estimated useful life. For assets not amortised on the units-of-production method, amortisation is calculated on a straight line basis over its expected useful life.

Mine development costs
Capitalised mine development costs include expenditure incurred to develop new ore bodies, to define further mineralisation in existing ore bodies and, to expand the capacity of a mine. Mine development costs include acquired Proven and Probable Mineral Reserve at cost at the acquisition date. These costs are amortised from the date on which the assets are ready for use as intended by management.
Depreciation, depletion and amortisation of mine development costs are computed by the units-of-production method based on estimated
Proven and Probable Mineral Reserve. The Proven and Probable Mineral Reserve reflects estimated quantities of Mineral Reserve which can be recovered economically in the future from known mineral deposits.
Capitalised mine development costs also include stripping activity assets relating to production stripping activities incurred in the production phase of open-pit operations of the Group. Stripping activity assets are amortised on a units-of-production method based on the Mineral
Reserve of the component of the orebody to which these assets relate. Amortisation of stripping activity assets is included in cost of sales.

Mine infrastructure
Mine plant facilities, including decommissioning assets, are amortised using the lesser of their useful life or units-of-production method based on estimated Proven and Probable Mineral Reserve.

Land and assets under construction Land and assets under construction are not depreciated and are measured at historical cost less impairments.
Mineral rights and dumps Mineral rights are amortised using the units-of-production method based on the estimated Proven and Probable Mineral Reserve. Dumps are amortised over the period of treatment.
Exploration and evaluation assets
All pre-licence and exploration costs, including geological and geographical costs, labour, Mineral Resource and exploratory drilling cost, are expensed as incurred, until it is concluded that a future economic benefit will more likely than not be realised. In evaluating if expenditures meet this criterion to be capitalised, several different sources of information are used depending on the level of exploration. While the criterion for concluding that expenditure should be capitalised is always probable, the information used to make that determination depends on the level of exploration:
•Costs on greenfield sites, being those where the Group does not have any mineral deposits which are already being mined or developed under the planned method of extraction, are expensed as incurred until the Group is able to demonstrate that future economic benefits are probable, which generally will be the establishment of Proven and Probable Mineral Reserve at this location;
•Costs on brownfield sites, being those adjacent to mineral deposits which are already being mined or developed under the planned method of extraction, are expensed as incurred until the Group is able to demonstrate that future economic benefits are probable, which generally will be the establishment of increased inclusive Proven and Probable Mineral Resource after which the expenditure is capitalised as mine development cost; and
•Costs relating to extensions of mineral deposits, which are already being mined or developed, including expenditure on the definition of mineralisation of such mineral deposits, are capitalised as mine development cost.
Costs relating to property acquisitions are capitalised within mine development costs.

Impairment of non-financial assets
The Group’s non-financial assets, other than inventories and deferred tax assets, are reviewed at each reporting date or whenever events or changes in circumstances indicate that the carrying amount may not be recoverable, to determine whether there is any indication of impairment.
An impairment test is performed annually on all goodwill, intangible assets not yet in use and intangible assets with indefinite useful lives irrespective of whether any impairment indicators have been identified.
For non-financial assets or cash generating units (CGUs), in circumstances in which indicators of impairment are identified, a formal impairment test is required to be carried out. The impairment test compares the assets or cash generating units (CGUs) carrying amount with its recoverable amount. The recoverable amount is the higher of the amounts calculated under the fair value less cost of disposal and value in use approaches.
The future cash flows are adjusted for risks specific to the asset and is adjusted where applicable to consider any specific risks relating to the country where the asset or cash-generating unit is located. Future cash flows are discounted to their present value using a discount rate that reflects current market assessments of the time value of money.
A CGU is the smallest identifiable Group of assets that generates cash inflows that are largely independent of the cash inflows from other assets or groups of assets. The composition and nature of the Group’s CGUs vary and is determined largely by identifying the smallest identifiable group of assets that generates independent cash inflows and factors specific to the Group’s mining operations. The Group’s CGUs are generally at the individual mine level, with some operating mines consisting of a combination of shafts and/or pits.
Exploration assets are tested for impairment whenever facts and circumstances indicate that the carrying amount is not recoverable. Assets will be allocated to CGUs or groups of CGUs based on how the entity manages its operations i.e., by mineral within a specific geographic area. An impairment loss is recognised for the amount by which the assets or CGUs carrying amount exceeds their recoverable amount.
At the reporting date the Group assesses whether any of the indicators which gave rise to previously recognised impairments have changed such that the impairment loss no longer exists or may have decreased. The impairment loss is then assessed on the original factors for reversal and if indicated, such reversal is recognised.